Expense Example	Jan. 26, 2026 USD ($)
Gotham Enhanced 500 ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
Gotham 1000 Value ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
Gotham Short Strategies ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	$ 1,624